Shareholders Equity (USD $)	Common Stock	CapitalInExcessOfParValueMember	Accumulated Deficit	PrepaidServicesPaidForWithCommonStock	Treasury Stock	Total
Beginning balance, amount at Dec. 31, 2008	$ 121,624	$ 25,253,196	$ (28,776,769)	$ (23,375)	$ (1,272,112)	$ (4,697,436)
Beginning balance, shares at Dec. 31, 2008	12,162,398
Issuance of common stock for services, amount		1,504,669				1,504,669
Issuance of common stock for conversion of notes payable and related accrued interest, shares	13,553,822
Issuance of common stock for conversion of notes payable and related accrued interest, amount	135,538	2,576,062				2,711,600
Issuance of common stock and warrant for services, shares	344,692
Issuance of common stock and warrant for services, amount	3,448	105,029		23,375		131,852
Issuance of warrants for debt conversion		413,008				413,008
Issuance of common stock and warrants for cash, shares	2,490,385
Issuance of common stock and warrants for cash, amount	24,904	613,596				638,500
Cumulative effect of change in accounting principle for warrant classification		(3,623,448)	1,689,476			(1,933,972)
Exercise of warrants and options, shares	801,633
Exercise of warrants and options, amount	8,016	1,084,781				1,092,797
Net loss			(7,117,076)			(7,117,076)
Ending Balance, amount at Dec. 31, 2009	293,530	27,926,893	(34,204,369)		(1,272,112)	(7,256,058)
Ending balance, shares at Dec. 31, 2009	29,352,930
Stock based compensation		651,032				651,032
Issuance of common stock in exchange for settlement of debt, shares	2,321,422
Issuance of common stock in exchange for settlement of debt, amount	23,214	580,356				603,570
Issuance of common stock for conversion of notes payable and related accrued interest, shares	1,000,384
Issuance of common stock for conversion of notes payable and related accrued interest, amount	10,004	190,073				200,077
Issuance of common stock and warrant for services, shares	888,692
Issuance of common stock and warrant for services, amount	8,887	503,993				512,880
Net loss			(1,433,593)			(1,433,593)
Ending Balance, amount at Dec. 31, 2010	335,635	29,852,347	(35,637,962)		(1,272,112)	(6,722,092)
Ending balance, shares at Dec. 31, 2010	33,563,428
Issuance of common stock for services, shares	121,346
Issuance of common stock for services, amount	1,213	41,608				42,821
Stock based compensation		630,096				630,096
Warrant issued with convertible note payable, related party		435,240				435,240
Beneficial conversion feature on convertible notes payable, related party		1,064,760				1,064,760
Issuance of common stock in exchange for settlement of debt, shares	2,667,503
Issuance of common stock in exchange for settlement of debt, amount	26,675	666,875				693,550
Revaluation of common stock issued to vendors for services		23,000				23,000
Net loss			(2,490,560)			(2,490,560)
Ending Balance, amount at Jun. 30, 2011	$ 363,523	$ 32,713,926	$ (38,128,522)		$ (1,272,112)	$ (6,323,185)
Ending balance, shares at Jun. 30, 2011	36,352,277